Significant Accounting Policies (Details) - Schedule of lease payments receivable ¥ in Thousands	Dec. 31, 2020 CNY (¥)
RMB
2021	¥ 184,547
2022	80,011
2023	52,268
2024	32,206
2025	20,787
Thereafter	344,141
Total	¥ 713,960